THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA
201 Park Avenue South
New York, New York 10003

May 4, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

     Re:  Rule 497(j) Filing
          The Guardian Bond Fund, Inc.
          Registration Nos. 811-03634 - 2-81150

Commissioners:

On behalf of the above-referenced registrant, I hereby certify that:

          1. The form of Prospectus that would have been filed under paragraph
          (b) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent amendment to the registrant's registration statement; and

          2. The text of the most recent amendment to the registration statement was filed electronically.

Please acknowledge receipt of this certification by CompuServe electronic mail.


Very truly yours,


/s/ Marjorie A. Silverman
Marjorie A. Silverman
Senior Counsel